Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent event
15.	Subsequent event

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that these consolidated financial statements were available to be issued, there was no subsequent event that required recognition or disclosure.